INCOME TAXES (Details) - Schedule of Israel and Foreign Components of Loss from Continuing Operations, Before Income Taxes - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Israel and Foreign Components of Loss from Continuing Operations, Before Income Taxes [Line Items]
Total	$ 2,500	$ 1,487	$ 4,235	$ 2,905	$ 16,509	$ 5,076
Domestic - Israel [Member]
Schedule of Israel and Foreign Components of Loss from Continuing Operations, Before Income Taxes [Line Items]
Total					12,156	4,769
Foreign- Cayman Islands [Member]
Schedule of Israel and Foreign Components of Loss from Continuing Operations, Before Income Taxes [Line Items]
Total					4,161	0
Foreign - Chinese Subsidiary [Member]
Schedule of Israel and Foreign Components of Loss from Continuing Operations, Before Income Taxes [Line Items]
Total					$ 192	$ 307